Contingencies	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Contingencies
NOTE 27.	CONTINGENCIES
In the ordinary course of business, PEMEX is named in a number of lawsuits of various types. PEMEX evaluates the merit of each claim and assesses the likely outcome. PEMEX has not recorded provisions related to ongoing legal proceedings due to the fact that an unfavorable resolution is not expected in such proceedings, with the exception of the proceeding described in further detail in this Note.
PEMEX is involved in various civil, tax, criminal, administrative, labor and commercial lawsuits and arbitration proceedings. The results of these proceedings are uncertain as of the date of these consolidated financial statements. As of December 31, 2020, and December 31, 2019, PEMEX had accrued a reserve of Ps. 8,321,816 and Ps. 8,075,031, respectively, for these contingent liabilities.
As of December 31, 2020, the current status of the principal lawsuits in which PEMEX is involved is as follows:

•
On April 4, 2011, Pemex Exploration and Production was summoned before the
Séptima Sala Regional Metropolitana
(“Seventh Regional Metropolitan Court”) of the
Tribunal Federal de Justicia Fiscal y Administrativa
(“Tax and Administrative Federal Court”) in connection with an administrative claim (No.
4957/11-17-07-1)
filed by EMS Energy Services de México, S. de R.L. de C.V. and Energy Maintenance Services Group I. LLC requesting that Pemex Exploration and Production’s termination of the public works contract be declared null and void. In a concurrent proceeding, the plaintiffs also filed an administrative claim (No.
13620/15-17-06)
against Pemex Exploration and Production before the
Sexta Sala Regional Metropolitana
(“Sixth Regional Metropolitan Court”) of the Tax and Administrative Federal Court in Mexico City seeking damages totaling U.S. $193,713 related to the above-mentioned contract. Pemex Exploration and Production filed a response requesting the two administrative claims be joined in a single proceeding, which was granted. On April 30, 2019, a judgment was issued by the Second Section of the Superior Court in favor of Pemex Exploration and Production. On June 25, 2019, the plaintiffs filed an amparo (D.A. 397/2019) before the
Tercer Tribunal Colegiado en Materia Administrativa del Primer Circuito
(“Third Administrative Joint Court of the First Circuit”), which was granted. On March 12, 2020, Pemex Exploration and Production filed a motion to review against the resolution granting this amparo before the Third Administrative Joint Court of the First Circuit. On October 1, 2020, the Third Administrative Joint Court declared the resolution null and void, among others. Pemex Exploration and Production filed an amparo which was admitted. As of the date of these financial statements, a final resolution is still pending.

•
On December 12, 2017, Pemex Exploration and Production was summoned in connection with an arbitration claim (no. 23217/JPA) filed by SUBSEA 7 de México, S. de R. L. de C.V. (“SUBSEA 7”) seeking U.S. $153,000 related to additional expenses in connection with pipelines construction contracts (No. 420832856 and 420833820). On January 5, 2018, Pemex Exploration and Production filed a response to the arbitration request and its counterclaim. On September 14, 2018, the defendant received the claim briefs including documentation and related evidence and the amount sought under this claim was increased to U.S. $310,484. On January 4, 2019, Pemex Exploration and Production filed a response to the claim. On February 14, 2019, SUBSEA 7 filed its reply. In June 2019, a hearing was held and on October 4, 2019 the parties filed their pleadings. The final award was issued on July 28, 2020, and notice was provided on July 30, 2020. Pemex Exploration and Production was ordered to pay U.S. $34,576 and Ps. 70,668. As of the date of these financial statements, the execution of this resolution is still pending.

•
On August 1, 2017, Pemex Exploration and Production was summoned in connection with an administrative claim (no.
11590/17-17-06-2)
filed by Proyectos y Cimentaciones Industriales, S.A. de C.V. before the Sixth Regional Metropolitan Court seeking Ps. 800,000 and U.S. $12.82 and to have the settlement certificate dated March 22, 2017 related to a services agreement declared null and void. On May 16, 2019, the
Segunda Sección de la Sala Superior
(“Second Section of the Superior Court”) issued a judgment in favor of Pemex Exploration and Production. On July 1, 2019, the
Décimo Primer Tribunal Colegiado en Materia Administrativa
(“Eleventh Administrative Joint Court”) admitted an amparo (no. 399/2019) filed by the plaintiff. On August 8, 2019, the defendant filed its pleadings. As of the date of these financial statements, a final resolution is still pending.

•
On February 6, 2019, the
Sala Regional del Golfo Norte
(“North Gulf Regional Court”) of the Tax and Administrative Federal Court summoned Pemex Drilling and Services (now Pemex Exploration and Production) in connection with a claim
(752/17-18-01-7)
filed by Micro Smart System de Mexico, S. de R.L. de C.V., challenging a settlement statement dated March 14, 2017, related to a works contract number 424049831 dated December 9, 2009, seeking the payment of: U.S. $240,448 for work performed and U.S. $284 for work estimates. On May 8, 2019, a response to this claim was admitted and evidence was filed by Pemex Exploration and Production. On July 1, 2019, the Second Section of the Superior Court was instructed to review the claim. On September 24, 2019, the plaintiff filed its pleadings. On February 13, 2020, the Second Section of the Superior Court declared that the plaintiff partially proved its claim and no payments shall be made by the defendant. On September 8, 2020, the judgment was published in the
Gaceta Judicial
(“Jurisdictional Gazette
”)
. On September 29, 2020, Pemex Exploration and Production filed a motion to clarify this judgment, which was granted on November 24, 2020 and notified on December 10, 2020. On October 2, 2020 the plaintiff filed an amparo against this judgment. As of the date of these financial statements, a final resolution is still pending.

•
On October 18, 2019, the
Sala Regional Peninsular
(“Regional Peninsular Court”) of the
Tribunal Federal de Justicia Administrativa
(“Federal Justice Administrative Court”) in Mérida, Yucatán summoned Pemex Exploration and Production in connection with a claim
(91/19-16-01-9)
filed by PICO México Servicios Petroleros, S. de R.L. de C.V. requesting that Pemex Exploration and Production’s termination of the public works contract (no. 428814828) be declared null and void and seeking U.S. $137.3 for expenses and related damages, among other claims. On December 12, 2019, Pemex Exploration and Production filed a response to this claim. On March 28, 2020, a notification dated February 10, 2020 was received in which the extended claim was admitted. On February 10, 2020 the expert appointed by the plaintiff was accepted. On February 18, 2020 an extension requested by the accounting expert appointed by Pemex Exploration and Production was accepted and his opinion was filed and ratified on August 11, 2020. As of the date of these financial statements, a resolution admitting the response to the claim and the opinion filed is still pending.

•
Tech Man Group, S.A. de C.V. filed an administrative claim
(7804/18-17-09-8)
against Pemex Industrial Transformation seeking Ps. 2,009,598 for, among other things, payment of expenses and penalties in connection with a public works contract
(CO-OF-019-4008699-11)
before the Federal Justice Administrative Court. On June 25, 2019, a response was filed by Pemex Industrial Transformation as well as a motion against the admission of the claim, which was accepted. On October 2, 2019, the opinion of the accounting and construction experts submitted by the defendant was filed. On February 17, 2020, Pemex Industrial Transformation requested the Federal Justice Administrative Court to appoint a new accounting expert since the previous appointed expert rejected his designation. On March 2, 2020, the independent construction expert filed his opinion. As of the date of these financial statements, a final resolution is still pending.

•
Constructora Norberto Odebrecht, S.A. filed an administrative claim against Pemex Industrial Transformation (file
No. 4742/19-17-01-7)
seeking U.S. $113,582 and Ps. 14,607 in connection with a termination resolution (no. 1,757) dated January 14, 2019 issued by Pemex Industrial Transformation, which awarded U.S. $51,454 in favor of the defendant. The claim was admitted. On November 11, 2020, Pemex Industrial Transformation filed a response to this claim. As of the date of these financial statements, a final resolution is still pending.

The results of these proceedings are uncertain until their final resolutions are issued by the appropriate authorities. PEMEX has recorded liabilities for loss contingencies when it is probable that a liability has been incurred and the amount thereof can be reasonably estimated. When a reasonable estimation could not be made, qualitative disclosure was provided in the notes to these consolidated financial statements. PEMEX does not disclose amounts accrued for each individual claim because such disclosure could adversely affect PEMEX’s legal strategy, as well as the outcome of the related litigation.
Pursuant to an ordinary session held by the Board of Directors on August 23, 2013, Petróleos Mexicanos established policies for the granting of mutual guarantees, loans or any type of credit in favor of the Subsidiary Entities and Subsidiary Companies; in accordance with these policies, the Corporate Finance Department issues an opinion with its risk analysis, financial valuation, budget sufficiency, accounting treatment and conclusions.
Additionally, Pemex Logistics has granted the following corporate guarantees in connection with the exploration and extraction contracts entered into by Pemex Exploration and Production, as required by the CNH:

•	Exploration and extraction of hydrocarbons under the deep-water license modality, Trión field (Tender CNH-A1-TRION / 2016), of U.S. $4,000,000.

•	Exploration and extraction of the contract area 3 Cinturón plegado perdido (Tender CNHR01- L04 / 2015), of U.S. $3,333,000.

•	Extraction of hydrocarbons under shared production contract of the Ek-Balam fields, of U.S. $5,000,000.

•	Extraction of hydrocarbons in contractual area Santuario and El Golpe 3 field, of U.S. $320,000.

•	Exploration and extraction of hydrocarbons under shared production contract, contractual area 2 Tampico-Misantla, of U.S. $1,250,000.

•	Exploration and extraction of hydrocarbons under shared production contract, contractual area 8 Cuencas del Sureste, of U.S. $1,250,000.

•	Exploration and extraction of hydrocarbons shared production contract, assignment AE-0398-Mission of U.S. $255,000.

•	Extraction of hydrocarbons under license agreement, Ogarrio field of U.S. $250,000.

•	Extraction of hydrocarbons under license agreement, Cárdenas and Mora fields, of U.S. $250,000.

•	Exploration and extraction of hydrocarbons under the deep-water license modality, contractual area 2 Perdido, of U.S. $2,500,000.

•	Exploration and extraction of hydrocarbons under the deep-water license modality, contractual area 5 Perdido, of U.S. $5,000,000.

•	Exploration and extraction of hydrocarbons under the deep-water license modality, contractual area 18 Cordilleras Mexicanas, of U.S. $5,000,000.

•	Exploration and extraction of hydrocarbons under shared production contract contractual area 22 Cuenca Salina, of U.S. $1,375,000.

•	Contractual area 16 Tampico-Misantla, Veracruz, of U.S. $1,000,000.

•	Contractual area 17 Tampico-Misantla, Veracruz, of U.S. $1,000,000.

•	Contractual area 18 Tampico-Misantla, Veracruz, of U.S. $2,000,000.

•	Contractual area 29 Cuencas del Sureste, of U.S. $2,500,000.

•	Contractual area 32 Cuencas del Sureste, of U.S. $1,250,000.

•	Contractual area 33 Cuencas del Sureste, of U.S. $1,250,000.

•	Contractual area 35 Cuencas del Sureste, of U.S. $1,250,000.

•	Contractual area Ébano, of U.S. $225,000.

•	Contractual area AE-0388-M-Miquetla (for conventional and non-conventional on-shore licenses) of U.S. $245,000.
Certain other Subsidiary Entities have also granted guarantees and other contingencies.
Total guarantees granted to Pemex Exploration and Production amounted to U.S. $40,503,000, equivalent to Ps. 807,982,196, as of December 31, 2020.
As of December 31, 2020, Pemex Logistics granted to Pemex Industrial Transformation the obligations from a lease contract for U.S. $150,000, equivalent to Ps. 2,992,305 at the closing exchange rate on December 31, 2020, of Ps. 19.9487 = U.S. $1.00, to J. Aron & Company LLC, a subsidiary of Goldman Sachs Group Inc.
PEMEX considers the probability it needs to make a disbursement of cash, for the guarantees granted and in effect as of December 31, 2020 remote.